INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Income Tax (Recovery) Expense	The Company’s income tax expense is comprised of the following:

	2022	2021
Deferred income tax expense (recovery)	$(1,042)	$1,122
Total	$(1,042)	$1,122

Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation
The Company’s deferred tax items recognized in OCI during the year:

	2022	2021
Change in fair value of convertible debentures attributable to the change in credit risk	$17	$(79)

Change in fair value of marketable securities	(478)	780
Total	$(461)	$701

Summary of Deferred Tax (Assets) and Liabilities
The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2022	2021
Exploration and evaluation assets	$39,120	$26,258
Convertible debentures	66	241
Non-capital losses	(38,333)	(24,501)
Share issuance costs	(208)	(168)
Equipment	(79)	(74)
Marketable securities	301	780
Net deferred tax liabilities	$867	$2,536

Summary of Movement in Deferred Tax Liability
Movement in the Company’s deferred tax liability balance in the year is as follows:

	2022	2021
Opening balance	$2,536	$712
Recognized in income tax expense	(996)	1,122
Recognized in OCI/equity	(673)	702
Net deferred tax liabilities	$867	$2,536

Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2022	Expiry Date Range	2021	Expiry Date Range
Non-capital losses available for future periods	$144,633	2029 to 2042	$121,471	2029 to 2041
Share issuance costs	7,156	-	9,672	-
Equipment	911	-	765	-
Donations	153	2023 to 2027	133	2022 to 2026